Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Recurring Fair Values Measurements Categorized within Level 3

The following table sets forth the activity of recurring fair values measurements categorized within Level 3 of the hierarchy:

	For the Year Ended December 31,
	2016	2017	2018
Beginning	—	1,514	1,514
Net addition/(disposal) of financial assets	1,514	—	(1,069)
Issuance of convertible promissory notes	5,426	500	—
Change in fair value of convertible promissory notes	(626)	—	—
Settlement of conversion option of convertible promissory notes upon exercise	(4,800)	(500)	—
Ending	1,514	1,514	445

Schedule of Estimated Useful Life and Residual Values

Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property, equipment and software is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life	Estimated residual value
Vehicles	5 years	5%
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3-5 years	5%
Software	5 years	nil
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the assets	nil

Summary of the Group's Safeguard Program Payable Movement Activities

A summary of the Group’s Safeguard Program payable movement activities is presented below:

	For the Year Ended December 31,
	2016	2017	2018
	(US$’000)	(US$’000)	(US$’000)
Opening balance	18,555	19,511	17,950
Liability arising from new business	80,264	65,971	—
Net payouts during the year	(82,293)	(71,541)	(17,950)
Release on expiration	(9,564)	(12,594)	—
Contingent liability	13,805	16,175	—
Foreign exchange gains	(1,256)	428	—
Ending balance	19,511	17,950	—

Summarizes the Group's Transaction and Service Fees

The following table summarizes the Group’s transaction and service fees (net of customer acquisition incentive) recognized for lifestyle loans and consumption loans during the year ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31,
	2016	2017	2018
	US$’000	US$’000	US$’000
Lifestyle loans	54,962	46,752	47,722
Consumption loans (net of customer acquisition incentive)	929	44,869	22,893
Transaction and service fees, net	55,891	91,621	70,615

Summary of Gross Billings on Transaction and Service Fee Inclusive of Related Value Added Tax, Before Deduction of Customer Acquisition Incentives

Gross billings on transaction and service fee is defined as transaction and service fee billed to customers, inclusive of related value added tax, before deduction of customer acquisition incentives

	For the Year Ended December 31,
	2016	2017	2018
	US$’000	US$’000	US$’000
Gross billings on transaction and service fee
—Lifestyle loans	58,138	49,772	68,163
—Consumption loans	9,763	87,410	52,819
Total	67,901	137,182	120,982
Customer acquisition incentive
—deducted from Consumption loan revenue	8,364	38,081	14,583
—recognized in Sales and marketing expenses	673	—	—
—deducted from Lifestyle loans revenue	—	—	28,936
Total	9,037	38,081	43,519

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

	For the Year Ended December 31,
	Before adjustments		After adjustments
	2016	2017	2016	2017
	US$ in thousands
Safeguard Program assets and liabilities	601	(4,148)	1,396	(2,160)
Net cash used in operating activities	(26,740)	(5,689)	(25,945)	(3,701)
Net increase/(decrease) in cash, cash equivalent and restricted cash	(6,062)	75,898	(5,267)	77,886
Cash, cash equivalent and restricted cash at beginning of year	25,045	18,983	36,935	31,668
Cash, cash equivalent and restricted cash at end of year	18,983	94,881	31,668	109,554